OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Deferred pension liability	$ 590	$ 465
Supplemental executive retirement plan	92	73
Stock-based compensation	39	47
Derivative instruments	318	90
Contract liabilities	69	0
Other	41	29
Total other long-term liabilities	$ 1,149	$ 704